Fair Value Measurements - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on fair value changes of investment	¥ 7,602		¥ 44,161	¥ 2,160
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount	55,201	$ 8,003	0	¥ 0
Fair Value, Inputs, Level 3 [Member] | Impaired Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities without readily determinable fair value	¥ 82,140		¥ 137,341